Subsequent Events - Narrative (Details) - USD ($)	Aug. 18, 2023	Jul. 06, 2023	Jun. 30, 2023	Jan. 26, 2023	Dec. 31, 2022	Sep. 14, 2022	Sep. 11, 2022	Dec. 31, 2021	Dec. 21, 2021	Jun. 30, 2020	Jan. 31, 2020	Nov. 09, 2016	Sep. 30, 2016
Subsequent Events
Common stock, shares authorized (in shares)			50,000,000		50,000,000			50,000,000
Warrants to purchase shares of common stock			4,034,199		1,465,083			1,550,402		6,418
Exercise price of warrants (in dollars per share)						$ 8.85
Maximum number of warrants issued to purchase common stock in future			$ 1,000,000.00
Class A Common Stock
Subsequent Events
Warrants to purchase shares of common stock			80,128	283,914	524,599		390,000		80,128		932,111	80,128	80,128
Exercise price of warrants (in dollars per share)			$ 3.12						$ 0.8320		$ 8.00	$ 3.1200
Maximum number of warrants issued to purchase common stock in future							$ 1,511,250
Armistice Capital Master Fund Ltd. | Class A Common Stock | Subsequent Events
Subsequent Events
Warrants to purchase shares of common stock	270,000
Exercise price of warrants (in dollars per share)	$ 2.30
Maximum number of warrants issued to purchase common stock in future	$ 621,000
Third Restated Certificate | Subsequent Events
Subsequent Events
Common stock, shares authorized (in shares)		50,000,000